Other income and other losses	12 Months Ended
Dec. 31, 2024
ZHEJIANG TIANLAN
Other income and other losses
16.	Other income and other losses

Other income

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Impairment gain on contract assets	(722)	2,158	-
Investment income	(8,504)	2,863	824
Fait value gain on short term investment	248	-	-
Compensation income	193	7,796	-
Amounts waived by payees	676	-	980
Reversal of allowance for doubtful accounts	(6,225)	10,841	983
Subsidy income from PRC government	14,730	9,088	9,002

	396	32,746	11,789

Other losses

	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Impairment loss on short term investments	-	-	195
Impairment loss on contract assets	-	-	3,560

	-	-	3,755